SHAREHOLDERS' EQUITY (Summary of Changes in Stock Option Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of options
Outstanding at January 1	975,750	137,666
Granted	33,250	897,750
Exercised	(5,000)	(16,666)
Expired	(8,000)	(43,000)
Outstanding at December 31	996,000	975,750	137,666
Exercisable at December 31	364,255	54,667
Weighted-average exercise price
Outstanding at January 1	$ 2.915	$ 3.13
Granted	4.16	2.885
Exercised	3.277	2.361
Expired	3.073	3.2
Outstanding at December 31	2.953	2.915	$ 3.13
Exercisable at December 31	$ 2.955	$ 3.247
Weighted-average remaining contractual life (in months)
Outstanding	56 months 21 days	67 years 6 months 29 days	33 years 25 days
Exercisable at December 31	51 months 14 days	22 years 4 months 17 days
Aggregate intrinsic value (in thousands)
Outstanding at January 1	$ 512,610	$ 0
Outstanding at December 31	1,869,000	512,610	$ 0
Exercisable at December 31	$ 683,000	$ 10,550